General information, details (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
[MinimumMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
[MajorCustomerMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	16.00%	46.00%	73.00%
[MajorCustomerBMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	23.00%	22.00%
[MajorCustomerCMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage			27.00%
[MajorCustomerDMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%
[MajorCustomerEMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	38.00%
[MajorCustomerFMember]
Concentration Risk [Line Items]
Concentration Risk, Percentage	10.00%